ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, gross	$ 9,517,626	$ 8,642,000
Less: allowance for doubtful accounts	1,034,919	176,190
Accounts receivable, net	8,482,707	8,465,810
Trade
Accounts receivable, gross	9,369,733	8,264,045
Finance
Accounts receivable, gross	147,893	148,378
Other
Accounts receivable, gross	$ 0	$ 229,577